Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1-2/3 per share
Amount Registered | shares	45,000,000
Proposed Maximum Offering Price per Unit	79.81
Maximum Aggregate Offering Price	$ 3,591,450,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 495,980
Offering Note
(1)Represents 45,000,000 additional shares of Common Stock authorized to be issued under the Wells Fargo & Company Long-Term Incentive Plan (the “Plan”) and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Act”), an indeterminate amount of additional common stock that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions.
(2)